Long-Term Debt (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Scheduled maturities of long-term debt outstanding
2012	$ 63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112
Total	$ 8,846,504